Morgan Stanley Select Dimensions Investment Series

522 Fifth Avenue

New York, NY 10036

February 11, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:          Morgan Stanley Select Dimensions Investment Series

Securities Act File No. 33-54047

Investment Company Act File No. 811-7185

Post-Effective Amendment No. 28

To Whom it May Concern:

We are writing to you on behalf of Morgan Stanley Select Dimensions Investment Series (the “Fund”) in order to request selective review of Post-Effective Amendment No. 28 to the Fund’s registration statement on Form N-1A to be filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Amendment”).

The Fund is incorporating changes to the Prospectuses and Statement of Additional Information in compliance with changes to Form N-1A, effective March 31, 2009.  Aside from usual and customary “annual update” changes, and certain other non-material disclosure changes which could otherwise be included in a Rule 485(b) filing, the Fund will make only those disclosure changes necessary to reflect and implement the revisions to Form N-1A.

The Fund believes that the Amendment is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (“IC-13768”).  In accordance with IC-13768, we hereby request selective review of the Fund’s registration statement limited to the disclosure items relating to incorporating changes to the Prospectuses and Statement of Additional Information in compliance with changes to Form N-1A, as discussed above.  Selective review would serve to expedite the review process for the Fund as well as use the staff’s time more effectively.

Pursuant to the requirements of IC-13768, the Fund will file a copy of this letter with the Amendment.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact me at 212.296.6993 (tel) or 646.404.9620 (fax) or Sheelyn M. Michael 212.698.3623 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Debra Rubano

Debra Rubano

cc:  Stefanie V. Chang Yu